Document and Entity Information	Aug. 21, 2025
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000707388
Document Type	8-K
Document Period End Date	Aug. 21, 2025
Entity Registrant Name	Star Equity Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-35947
Entity Tax Identification Number	33-0145723
Entity Address, Address Line One	53 Forest Ave
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Old Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06870
City Area Code	(203)
Local Phone Number	489-9500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	STRR
Security Exchange Name	NASDAQ
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series A Cumulative Perpetual Preferred Stock, par value $0.0001 per share
Trading Symbol	STRRP
Security Exchange Name	NASDAQ